SCHEDULE OF INVESTMENT IN MARKETABLE SECURITIES (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Investment In Marketable Securities
Cost of investment	$ 577,035	$ 66,484	$ 134,166
Dividend income from Greenpro Capital Corp.		160,062
Unrealized holding (loss) gain	(165,731)	350,137
Exchange rate effect	(835)	352	709
Investment in marketable securities	$ 410,469	577,035	66,484
Unrealized holding gain (loss)		$ 350,137	$ (68,391)